Acquisition of the Goldfield Project - Narrative (Details) $ in Millions	Feb. 25, 2022 USD ($)
Gemfield Resources LLC
Disclosure of detailed information about business combination [line items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 2.3